SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

        FORM 13F

  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]:

This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Cohen, Klingenstein & Marks Incorporated
Address:                2112 Broadway
                        Suite 417
                        New York, New York  10023

13F File Number:        028-06250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   George M. Cohen
Title:                  Principal
Phone:                  212-799-4880
Signature, Place, and Date of Signing:




/s/ George M. Cohen               New York, New York    July 15, 2004

Report Type (Check only one.):

[ X]                    13F Holdings Report

[  ]                    13F Notice

[  ]                    13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                    145

Form 13F Information Table Value Total:             $1,898,186
$ (thousands)

                                  Form 13F Information Table
                         Title of                    Value        Shares                Investment Other     Voting
     Name of Issuer       Class        Cusip        (x$1000)    or Prn Amt     SH/PRN   Discretion Managers Authority
Abgenix                 com       00339B107              162         13,840   SH        sole       n/a      sole
ADC Telecomm.           com       000886101               59         20,680   SH        sole       n/a      sole
Adobe Systems Inc.      com       00724F101           70,625      1,518,821   SH        sole       n/a      sole
Advanced Micro Dev.     com       007903107              250         15,700   SH        sole       n/a      sole
Affiliated Computer     com       008190100           57,870      1,093,125   SH        sole       n/a      sole
Affymetrix Inc.         com       00826T108              226          6,900   SH        sole       n/a      sole
Allstate Corp.          com       020002101            2,139         45,950   SH        sole       n/a      sole
Altria Group            com       02209S103            1,306         26,100   SH        sole       n/a      sole
Amerada Hess Corp.      com       023551104            1,058         13,358   SH        sole       n/a      sole
America Movil - ADR     com       02364W105              320          8,800   SH        sole       n/a      sole
American Express        com       025816109            4,336         84,385   SH        sole       n/a      sole
American Int'l Group    com       026874107           20,912        293,384   SH        sole       n/a      sole
Americredit Corp.       com       03060R101              285         14,600   SH        sole       n/a      sole
Amgen Inc.              com       031162100           56,928      1,043,202   SH        sole       n/a      sole
Applied Materials       com       038222105           56,645      2,887,088   SH        sole       n/a      sole
AT&T Wireless Group     com       00209a106              272         19,003   SH        sole       n/a      sole
Atmel Corp.             com       049513104              139         23,500   SH        sole       n/a      sole
Avanex Corp.            com       05348W109              148         38,000   SH        sole       n/a      sole
Avon Products Inc.      com       054303102           79,980      1,733,425   SH        sole       n/a      sole
Baker Hughes Inc.       com       057224107              262          6,959   SH        sole       n/a      sole
Bank of Amer. Corp.     com       060505104            6,670         78,825   SH        sole       n/a      sole
Banta Corp.             com       066821109              600         13,500   SH        sole       n/a      sole
Bea Systems             com       073325102               94         11,440   SH        sole       n/a      sole
Becton, Dickinson       com       075887109              207          4,000   SH        sole       n/a      sole
Berkshire Hathaway B    com       084670207            2,668            903   SH        sole       n/a      sole
Biogen Idec Inc.        com       09062X103              244          3,864   SH        sole       n/a      sole
Bio-Rad Labs - Cl A     com       090572207              504          8,560   SH        sole       n/a      sole
Biovail Corp. Int'l     com       09067J109              364         19,200   SH        sole       n/a      sole
BP Amoco PLC            com       055622104              283          5,292   SH        sole       n/a      sole
Brocade Comm.           com       111621108               72         12,000   SH        sole       n/a      sole
Burlington N SantaFe    com       12189T104              568         16,200   SH        sole       n/a      sole
Capital One Financial   com       14040H105              848         12,400   SH        sole       n/a      sole
Carnival Corp.          com       143658300           83,106      1,768,213   SH        sole       n/a      sole
Cerner Corporation      com       156782104              303          6,800   SH        sole       n/a      sole
Ciena Corp.             com       171779101              306         82,800   SH        sole       n/a      sole
Cisco Systems Inc.      com       17275R102           79,159      3,340,032   SH        sole       n/a      sole
Citigroup Inc.          com       172967101           61,875      1,330,639   SH        sole       n/a      sole
Clear Channel Comm.     com       184502102           48,538      1,313,605   SH        sole       n/a      sole
Coach Inc.              com       189754104           57,217      1,266,150   SH        sole       n/a      sole
Coca-Cola Co.           com       191216100           60,083      1,190,234   SH        sole       n/a      sole
Cognex Corp.            com       192422103              288          7,480   SH        sole       n/a      sole
Cognizant Tech Sol.     com       192446102              388         15,264   SH        sole       n/a      sole
Comcast Corp. Cl 'A'    com       20030N101              849         30,201   SH        sole       n/a      sole
Comcast Special A       com       20030N200              811         29,385   SH        sole       n/a      sole
Computer Assoc. Int.    com       204912109            1,808         64,450   SH        sole       n/a      sole
Corn Products Int'l     com       219023108              363          7,800   SH        sole       n/a      sole
Corning Inc.            com       219350105              903         69,150   SH        sole       n/a      sole
Dell Inc.               com       24702R101           58,383      1,629,886   SH        sole       n/a      sole
Delta and Pine Land     com       247357106              780         35,552   SH        sole       n/a      sole
Dionex Corp.            com       254546104              254          4,600   SH        sole       n/a      sole
Dollar General          com       256669102              540         27,595   SH        sole       n/a      sole
Donnelley (R.R.)        com       257867101              882         26,705   SH        sole       n/a      sole
Doubleclick Inc.        com       258609304              194         25,000   SH        sole       n/a      sole
EchoStar Comm.          com       278762109           54,165      1,761,458   SH        sole       n/a      sole
Eclipsys Corp.          com       278856109              610         40,000   SH        sole       n/a      sole
Electronic Arts         com       285512109              742         13,600   SH        sole       n/a      sole
Electronic Data Sys.    com       285661104              485         25,350   SH        sole       n/a      sole
Eli Lilly               com       532457108            4,460         63,796   SH        sole       n/a      sole
EMC Corp.               com       268648102           60,377      5,296,243   SH        sole       n/a      sole
Expeditors Intl.        com       302130109              830         16,800   SH        sole       n/a      sole
Extreme Networks Inc.   com       30226d106              182         33,000   SH        sole       n/a      sole
Fair Isaac & Company    com       303250104              227          6,811   SH        sole       n/a      sole
Fannie Mae              com       313586109           60,010        840,947   SH        sole       n/a      sole
Federated Dept. Str.    com       31410H101              422          8,600   SH        sole       n/a      sole
First Data Corp.        com       319963104           56,702      1,273,637   SH        sole       n/a      sole
Flextronics Intl Ltd    com       Y2573F102           47,931      3,005,057   SH        sole       n/a      sole
Foundry Networks Inc.   com       35063r100              394         28,000   SH        sole       n/a      sole
Franklin Resources      com       354613101           66,805      1,333,974   SH        sole       n/a      sole
Gannett Co. Inc.        com       364730101            2,783         32,800   SH        sole       n/a      sole
Gemstar-tv Guide Inc    com       36866W106              110         23,000   SH        sole       n/a      sole
General Electric Co.    com       369604103            2,867         88,475   SH        sole       n/a      sole
Gilead Sciences Inc.    com       375558103            1,005         15,000   SH        sole       n/a      sole
GlaxoSmithKline PLC     com       37733W105            4,260        102,750   SH        sole       n/a      sole
Guidant Corp            com       401698105              291          5,200   SH        sole       n/a      sole
Hartford Fin'l Ser.     com       416515104            1,117         16,250   SH        sole       n/a      sole
Healthsouth             com       421924101              222         37,000   SH        sole       n/a      sole
Home Depot Inc.         com       437076102           58,739      1,668,733   SH        sole       n/a      sole
I2 Technologies         com       465754109               10         11,000   SH        sole       n/a      sole
IMS Health Inc.         com       449934108              327         13,963   SH        sole       n/a      sole
Intel Corp.             com       458140100           63,275      2,292,586   SH        sole       n/a      sole
International Paper     com       460146103              335          7,500   SH        sole       n/a      sole
Int'l Bus. Machines     com       459200101           55,996        635,232   SH        sole       n/a      sole
ITT Industries Inc.     com       450911102              332          4,000   SH        sole       n/a      sole
Jabil Circuit Inc.      com       466313103              564         22,380   SH        sole       n/a      sole
Janus Capital Group     com       42102X105            1,167         70,800   SH        sole       n/a      sole
Johnson & Johnson       com       478160104            2,836         50,910   SH        sole       n/a      sole
Jones Apparel Group     com       480074103              308          7,800   SH        sole       n/a      sole
Juniper                 com       48203r104            1,044         42,500   SH        sole       n/a      sole
Kohls Corp.             com       500255104              235          5,550   SH        sole       n/a      sole
LAM Research Corp.      com       512807108              434         16,200   SH        sole       n/a      sole
Level 3 Comm.           com       52729N100              211         60,000   SH        sole       n/a      sole
Liberty Media Corp A    com       530718105              852         94,748   SH        sole       n/a      sole
Lincare Holdings        com       532791100              747         22,720   SH        sole       n/a      sole
Lucent Technologies     com       549463107              766        202,688   SH        sole       n/a      sole
Maxim Integrated Prods. com       57772K101              210          4,000   SH        sole       n/a      sole
Merck & Co.             com       589331107            5,168        108,807   SH        sole       n/a      sole
Mercury Interactive     com       589405109              334          6,700   SH        sole       n/a      sole
Micron Technology       com       595112103            1,347         88,000   SH        sole       n/a      sole
Monsanto Co.            com       61166W101           80,932      2,102,139   SH        sole       n/a      sole
Nasdaq-100 Tr. Ser. 1   com       631100104            7,667        203,145   SH        sole       n/a      sole
Network Appliance       com       64120L104              365         16,976   SH        sole       n/a      sole
Neurocrine Biosc.       com       64125C109              622         12,000   SH        sole       n/a      sole
News Corp LTD ADR       com       652487703              242          6,820   SH        sole       n/a      sole
NEXTEL Comm.            com       65332V103           58,474      2,193,330   SH        sole       n/a      sole
Nordstrom Inc.          com       655664100              920         21,600   SH        sole       n/a      sole
Nortel Networks Corp.   com       656568102            2,645        530,135   SH        sole       n/a      sole
Opsware Inc.            com       68383A101              214         27,000   SH        sole       n/a      sole
Oracle Corp.            com       68389X105            1,936        162,248   SH        sole       n/a      sole
Orbital Sciences        com       685564106              345         25,000   SH        sole       n/a      sole
PepsiCo Inc.            com       713448108            8,128        150,850   SH        sole       n/a      sole
Pfizer, Inc.            com       717081103           61,482      1,793,531   SH        sole       n/a      sole
Pogo Producing          com       730448107            4,650         94,139   SH        sole       n/a      sole
Procter & Gamble        com       742718109            1,742         32,000   SH        sole       n/a      sole
Qualcomm Inc.           com       747525103              950         13,020   SH        sole       n/a      sole
Royal Caribbean Cru.    com       V7780T103              260          6,000   SH        sole       n/a      sole
Royal Dutch Petroleum   com       780257804            2,708         52,400   SH        sole       n/a      sole
Sanmina Corp            com       800907107              887         97,472   SH        sole       n/a      sole
SAP AG ADR              com       803054204           55,924      1,337,580   SH        sole       n/a      sole
Scientific-Atlanta      com       808655104            1,083         31,400   SH        sole       n/a      sole
Sealed Air Corp.        com       81211K100            2,738         51,400   SH        sole       n/a      sole
Solectron Corp.         com       834182107            1,548        239,250   SH        sole       n/a      sole
St. Jude Medical Inc.   com       790849103           54,339        718,295   SH        sole       n/a      sole
Standard & Poors DR.    com       78462F103              832          7,265   SH        sole       n/a      sole
Stryker Corp.           com       863667101              682         12,400   SH        sole       n/a      sole
Sunrise Assist. Liv.    com       86768K106              716         18,300   SH        sole       n/a      sole
Symantec Corp.          com       871503108              263          6,000   SH        sole       n/a      sole
Target Corp.            com       87612E106           62,178      1,464,039   SH        sole       n/a      sole
Telefonos Mexico 'L'    com       879403780              326          9,800   SH        sole       n/a      sole
Telephone & Data        com       879433100              356          5,000   SH        sole       n/a      sole
Tweeter Home Ent. Grp   com       901167106               59         11,000   SH        sole       n/a      sole
Union Pacific Corp.     com       907818108              297          5,000   SH        sole       n/a      sole
UnitedHealth Group      com       91324P102              500          8,036   SH        sole       n/a      sole
Univisions Comm.        com       914906102              367         11,480   SH        sole       n/a      sole
Vertex Pharma.          com       92532F100              181         16,735   SH        sole       n/a      sole
Vignette Corporation    com       926734104               50         30,000   SH        sole       n/a      sole
Vitesse Semicon.        com       928497106               69         14,200   SH        sole       n/a      sole
Vodafone Grp. PLC ADR   com       92857W100              430         19,437   SH        sole       n/a      sole
Walt Disney Co.         com       254687106            8,478        332,593   SH        sole       n/a      sole
Washington Post 'B'     com       939640108            5,896          6,340   SH        sole       n/a      sole
Waters Corp.            com       941848103              642         13,440   SH        sole       n/a      sole
Wellpoint Health        com       94973H108              750          6,700   SH        sole       n/a      sole
Wyeth                   com       983024100              705         19,500   SH        sole       n/a      sole
Xilinx Inc.             com       983919101              302          9,080   SH        sole       n/a      sole
Xm Satellite Radio      com       983759101              273         10,000   SH        sole       n/a      sole
Yum! Brands Inc.        com       895953107            1,010         27,130   SH        sole       n/a      sole
Zimmer Holdings Inc.    com       98956P102           75,710        858,390   SH        sole       n/a      sole